Shareholders' equity - Translation adjustment - Gains (losses) on exchange differences (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exchange differences on translation [abstract]
Gain (loss) recognized in other comprehensive income during the period	€ 90	€ (6)	€ (184)
Reclassification to net income for the period	(12)	(1)	8
Total transaction adjustments for continuing operations	€ 78	€ (7)	€ (176)